Prepaid Expenses (Details) - SEK (kr) kr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses
Prepaid insurance premiums	kr 10,813	kr 10,743
Prepaid expenses for research and development	27,888	640
Other prepaid expenses	6,331	6,363
Total	kr 45,032	kr 17,746